Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
6 -	ACCOUNTS RECEIVABLE, NET

As of June 30, 2023 and 2022, accounts receivable, net consisted of the following:

	As of June 30,
	2023	2022
Accounts receivable	$42,353,884	$29,152,294
Less: Doubtful allowance	(6,325,311)	(6,629,960)
	$36,028,573	$22,522,334

Net provisions for doubtful accounts of accounts receivable were $209,761, $6,072,933 and $601,350 for the years ended June 30, 2023, 2022 and 2021, respectively. Movement of allowance for doubtful accounts was as follows:

	For the Years Ended June 30,
	2023	2022	2021
Balance at beginning of the year	$6,629,960	$806,140	$173,066
Provision and reversal	209,761	6,072,933	601,350
Effects of foreign exchange rate	(514,410)	(249,113)	31,724
Balance at end of the year	$6,325,311	$6,629,960	$806,140